INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES - Schedule of Assets Per Reinsurance Contract (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Future service changes	S/ 24,694	S/ 15,575
Result of the reinsurance service	(458,825)	(494,597)	S/ (391,321)
Other changes	(563,993)	56,013
Cash flow:
Net cash flow	594,433	343,023
Reinsurance contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	841,170	872,046
Directly attributable expenses incurred	504,065	343,855
Changes related to past services	(328,799)	(158,503)
Future service changes	(2,028)	(5,735)
Reinsurance recoveries	173,238	179,617	448,491
Expenses for assigning the premiums paid to the reinsurer	(632,063)	(674,214)	(839,812)
Result of the reinsurance service	(458,825)	(494,597)	(391,321)
Net financial expenses for reinsurance contracts	40,528	30,377
Other changes	(94,774)	(31,916)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	747,662	767,853
Reinsurance recoveries	(367,201)	(302,593)
Net cash flow	380,461	465,260
Balances at the end of the period	708,560	841,170	872,046
Reinsurance contracts | Asset for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	(58,399)	(133,054)
Directly attributable expenses incurred	0	0
Changes related to past services	0	0
Future service changes	(2,028)	(5,735)
Reinsurance recoveries	(2,028)	(5,735)
Expenses for assigning the premiums paid to the reinsurer	(632,063)	(674,214)
Result of the reinsurance service	(634,091)	(679,949)
Net financial expenses for reinsurance contracts	0	0
Other changes	(48,573)	(13,237)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	747,662	767,841
Reinsurance recoveries	0	0
Net cash flow	747,662	767,841
Balances at the end of the period	6,599	(58,399)	(133,054)
Reinsurance contracts | Incurred claims assets - contracts measured by PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	899,569	1,005,100
Directly attributable expenses incurred	504,065	343,855
Changes related to past services	(328,799)	(158,503)
Future service changes	0	0
Reinsurance recoveries	175,266	185,352
Expenses for assigning the premiums paid to the reinsurer	0	0
Result of the reinsurance service	175,266	185,352
Net financial expenses for reinsurance contracts	40,528	30,377
Other changes	(46,201)	(18,679)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	0	12
Reinsurance recoveries	(367,201)	(302,593)
Net cash flow	(367,201)	(302,581)
Balances at the end of the period	S/ 701,961	S/ 899,569	S/ 1,005,100